Loan	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Loan

NOTE 7 - loan

2013 Security and Loan Agreement

a.	Loan and Security Agreement

On October 23, 2013, the Company and InspireMD Ltd. entered into a Loan and Security Agreement (the “Loan and Security Agreement”), pursuant to which a lender made a term loan to the Company and InspireMD Ltd. in the aggregate amount of $10 million (the “Loan”). The annual interest rate on the Loan is prime plus 4%, but shall not be reduced below 10.5%. Payments under the Loan and Security Agreement are for the interest portion only for 9 months, followed by 30 monthly payments of principal and interest through the scheduled maturity date on February 1, 2017.

The Company is permitted to prepay all or a portion of the Loan. However, any prepayments of the Loan will be subject to a penalty of (i) 2%, if the prepayment occurs within 12 months of the Loan being requested by the Company and InspireMD Ltd. (the “Advance Date”), (ii) 1%, if the prepayment occurs between 12 and 24 months after the Advance Date, and (iii) 0.5%, if the prepayment occurs more than 24 months after the Advance Date. The Company and InspireMD Ltd. will also pay the lender an aggregate end of term charge (the “End of Term Charge”) of $500,000 when the Loan is paid in full or matures. In addition, upon the occurrence of a change in control, the Company shall prepay the outstanding amount of all principal and accrued interest through the prepayment date and all unpaid lender’s fees and expenses accrued to the date of the repayment (including the End of Term Charge) together with the penalties stated above.

b.	Security Documents

On October 23, 2013, InspireMD Ltd. issued the lender a Fixed Charge Debenture and a Floating Charge Debenture (collectively, the “Israeli Security Agreements”) in order to create a security interest in all the assets and property of InspireMD Ltd., securing the Company’s and InspireMD Ltd.’s obligations under the Loan and Security Agreement. In addition, on October 23, 2013 and November 8, 2013, the Company entered into Deposit Account Control Agreements with the lender and two banking institutions in the US (the “Deposit Account Control Agreements”) in order to perfect the lender’s security interest in the Company’s bank account. Pursuant to the Loan and Security Agreement, the Israeli Security Agreements and the Deposit Account Control Agreement, the Company’s obligations to the lender are secured by a first priority perfected security interest in all of the assets and properties of the Company and InspireMD Ltd., other than the intellectual property of the Company and InspireMD Ltd.

The Company is required under the Loan and Security Agreement to maintain at all times in the bank accounts under the Deposit Account Control Agreements, cash and cash equivalents which may include cash collected from Accounts Receivable by Inspire M.D Ltd. and InspireM.D GmbH within the previous 7 days, and cash transferred to Inspire M.D Ltd. for the settlement of Permitted Indebtedness within the following 7 days, in each unrestricted and unencumbered, in an aggregate amount of at least the lesser of (a) an amount equal to one hundred percent of the then outstanding principal amount of the Term Loan Advance and (b) an amount equal to seventy-five percent of the aggregate amount of all of Borrower’s worldwide cash and cash equivalents.

As of December 31, 2016, the future principal payments obligation for the Loan to be repaid in 2017 is $2,237,000.

c.	Loan Amendment

On June 13, 2016, the Company amended (the “Amendment”) the Loan and Security Agreement, dated October 23, 2013, as amended, to provide that, among other things, the principal payment shall be suspended for a four month period beginning May 1, 2016, provided that the Company receives unrestricted and unencumbered net cash proceeds in an amount of at least $10 million from the sale of the Company’s equity securities with investors acceptable to the lender on or prior to June 30, 2016. The Amendment also modified the term loan maturity date under the Loan and security Agreement to (i) April 1, 2017, if the Company does not complete such sale of its equity securities and the lender does not waive such condition to complete such sale prior to June 30, 2016, or (ii) June 1, 2017, if the Company completes such sale of its equity securities, or if the lender waives such condition to complete such sale of its equity securities, prior to June 30, 2016. In addition, the Company agreed to increase the end of term charge from $500,000 to $520,000 on the earliest to occur of February 1, 2017, or when the loan is paid in full or matures. In connection with the Amendment, the Company and its subsidiary granted a security interest in their intellectual property to the lender (see Note 11b). In connection with the Amendment, the Company issued the lender warrants to purchase up to the number of shares of common stock equal to $182,399 divided by (i) the lowest effective price per share, determined on a common stock-equivalent basis, for which the Company’s equity securities are sold and issued by the Company in an equity financing in which the Company receives unrestricted aggregate gross cash proceeds of at least $7.5 million, subject to adjustment from time to time in accordance with the terms of the warrant agreement, or (ii) if such equity financing shall not have been consummated on or before July 30, 2016, or if, prior to the consummation of such equity financing, there shall be a transaction involving a change of control or a dissolution, liquidation or winding-up of the Company, then the closing price of a share of common stock on June 13, 2016, subject to adjustment thereafter from time to time in accordance with the terms of the warrant agreement. The warrants are immediately exercisable and have a five year term. The principal payments of May 1, 2016 and June 1, 2016 were suspended and although the July 2016 Offering (see Note 10a) had not closed prior to June 30, 2016, the lender agreed to waive the July 1, 2016 principal payment. Additionally, on July 6, 2016, the lender agreed to waive the August 1, 2016 principal payment, as well. The Loan under the Loan and Security Agreement, as amended by the Amendment, matures on June 1, 2017.

The Company has concluded that the above changes to the terms of the Loan and security Agreement do not constitute a troubled debt restructuring as no concession has been granted. As such, the Company applied the guidance in ASC 470-50, Modifications and Extinguishments. The accounting treatment is determined by whether (1) the Investors remain the same and (2) the change in the debt terms is considered substantial.

Since the lenders remained the same before and after the Amendment, the Company has made a quantitative test, in order to determine whether the Loan and security Agreement, as amended by the Amendment, is substantially different from the Loan and security Agreement prior to the Amendment became effective. According to ASC 470-50-40-10, from the debtor’s perspective, an exchange of debt instruments between or a modification of a debt instrument by a debtor and a creditor is deemed to have been accomplished with debt instruments that are substantially different if the present value of the cash flows under the terms of the new debt instrument is at least 10 percent different from the present value of the remaining cash flows under the terms of the original instrument. If the terms of a debt instrument are changed or modified and the cash flow effect on a present value basis is less than 10 percent, the debt instruments are not considered to be substantially different.

Based on the accounting analysis performed, the Company concluded that the Loan and security Agreement, as amended by the Amendment, was not substantially different from the Loan and security Agreement prior to the Amendment becoming effective, and, as such, accounted for the Amendment as a modification. Accordingly, no gain or loss was recorded and a new effective interest rate was established based on the carrying value of the Loan and security Agreement prior to the Amendment became effective and the revised cash flows pursuant to the Loan and security Agreement, as amended by the Amendment, including the fair value of the warrants issued to the lender.

Following the closing of the July 2016 Offering (see Note 10a), pursuant to the warrant agreement discussed above, the Company issued to the lender warrants to purchase 38,691 shares of common stock. The warrants are exercisable immediately and have a term of exercise of 5 years from the date of issuance and an exercise price of $4.71. Given the settlement mechanism described above, the warrants as of the Amendment date were classified as a liability and subsequently, upon closing of the July 2016 Offering, were reclassified to equity.